UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Period End Date:	12/31/2011

Institutional Investment Manager Filing this Report:
Callan Capital LLC
1250 Prospect St Ste. 01
La Jolla, CA 92037

13F File Number: ________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Ryan Callan  						02/14/2012
Ryan Callan, COO					Date
(858) 551-3800

Report Type:
X	13F Holdings Report


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Form 13F Summary Page

Report Summary:
Number of Other Included Managers:		0
13F Information Table Entry Total:		37
13F Information Table Value Total:		$126695026.07



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	Form 13F Information Table
                                       Value                Put INV   Vtng Auth
Name Of Issuer		Title CUSIP    (1000) Shares     SH Cal DSCN  NONE
---------------------- -------------   ------ ---------- -- --- ----  -----------
S P D R TRUST Unit SR	COM  78462F103 295    2351.35 	 SH	SOLE   2351.35

Wisdomtree Largecap Div COM  97717W307 204    4177.00 	 SH     SOLE   4177.00
Biogen Idec Inc		COM  09062X103 575    5232.00 	 SH	SOLE   5232.00
Monsanto Co New Del	COM  61166W101 745    10645.00	 SH	SOLE   10645.00

Arena Pharmaceuticals	COM  040047102 22     12000.00	 SH	SOLE   12000.00

Sector Spdr Util Select	COM  81369Y886 491    13669.87   SH	SOLE   13669.87
Ishares Tr Russell	COM  464287622 950    13708.96   SH	SOLE   13708.96
American Express Bk	COM  02580VEM3 15     15000.00   SH	SOLE   15000.00
M B Financial Inc New	COM  55264U108 268    15705.00   SH	SOLE   15705.00
Sector Spdr Materials	COM  81369Y100 726    21683.35   SH	SOLE   21683.35
Apricus Biosciences Inc	COM  03832V109 129    25000.00   SH	SOLE   25000.00
Ishares Tr Dj US Finl	COM  464287788 1705   34779.00   SH	SOLE   34779.00
Vanguard Emerging MarketCOM  922042858 1370   35877.60   SH	SOLE   35877.60
Vanguard Mid Cap	COM  922908629 2822   39234.65   SH	SOLE   39234.65
Ishares Msci All CountryCOM  464288182 1969   39469.00   SH	SOLE   39469.00
Vanguard Intl Eqty IndexCOM  922042775 1677   42310.63   SH	SOLE   42310.63
Sector Spdr Engy Select	COM  81369Y506 3029   43822.30   SH	SOLE   43822.30
Sector Spdr Health Fund	COM  81369Y209 1848   53282.98   SH	SOLE   53282.98
Sector Spdr Consumer Fd	COM  81369Y407 2215   56778.60   SH	SOLE   56778.60
Sector Spdr Tr Con StplsCOM  81369Y308 1885   58032.36   SH	SOLE   58032.36
Sector Spdr Indl Select	COM  81369Y704 2255   66831.72   SH	SOLE   66831.72
Ishares Msci Cda Idx Fd	COM  464286509 2022   76039.48   SH	SOLE   76039.48
Ishares Msci Pac Ex JapnCOM  464286665 2997   76999.66   SH	SOLE   76999.66
Vanguard Reit		COM  922908553 4748   81878.82   SH	SOLE   81878.82
Ishares Msci Emrg Mkt FdCOM  464287234 3173   83650.81   SH	SOLE   83650.81
Ishares S&P Euro 350 IdxCOM  464287861 2855   84635.00   SH	SOLE   84635.00
Calamp Corp		COM  128126109 369    87202.00   SH	SOLE   87202.00
Halozyme Therapeutics	COM  40637H109 900    94730.00   SH	SOLE   94730.00
Powershs ETF Small - MidCOM  73935X567 6080   101336.28  SH	SOLE   101336.28
Sector Spdr Fincl SelectCOM  81369Y605 2099   161488.45  SH	SOLE   161488.45
Wisdomtree Japan Tot DivCOM  97717W851 5348   170647.00  SH	SOLE   170647.00
Trius Therapeutics Inc	COM  89685K100 1229   171995.00  SH	Sole   171995.00
Sector Spdr Tech Select	COM  81369Y803 5253   206417.54  SH	SOLE   206417.54
Vanguard European	COM  922042874 14483  349588.60  SH	SOLE   349588.60
Powershs Exch Trad Fd TrCOM  73935X583 22140  405659.35  SH	SOLE   405659.35
Spdr S&P Dividend Etf	COM  78464A763 23574  437612.00  SH	SOLE   437612.00
Ishares Msci Jpn Idx Fd	COM  464286848 4209   462119.51  SH	SOLE   462119.51

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